Expected credit loss measurement - ECL for the period (Narrative) (Detail 2) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 16	$ 38	$ 7	$ 54	$ 25
Total ECL allowances and provisions	(1,136)	(1,121)		(1,136)		$ (1,091)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)				26	57
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)				20	(10)
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)				8	(24)
Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)				0	$ 2
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(10)
Total ECL allowances and provisions	551			551
Stage 1 and 2 positions | Update of the forward-looking scenarios
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(42)
Stage 1 and 2 positions | Model updates
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	27
Stage 1 and 2 positions | Post-model adjustment
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	131	$ 128		$ 131
Stage 1 and 2 positions | Book size and quality changes
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	5
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	26
Stage 3 positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	21
Stage 3 positions | Personal & Corporate Banking | Single commodity trade finance client
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 11